FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Assets:
Foreign exchange contracts	$ 99
Total assets	99
Liabilities:
Contingent Considerations related to acquisitions		$ 271
Foreign exchange contracts		7
Liabilities presented at fair value	300	512
Total liabilities	300	790
Level 1 [Member]
Assets:
Foreign exchange contracts
Total assets
Liabilities:
Contingent Considerations related to acquisitions
Foreign exchange contracts
Liabilities presented at fair value
Total liabilities
Level 2 [Member]
Assets:
Foreign exchange contracts	99
Total assets	99
Liabilities:
Contingent Considerations related to acquisitions
Foreign exchange contracts		7
Liabilities presented at fair value
Total liabilities		7
Level 3 [Member]
Assets:
Foreign exchange contracts
Total assets
Liabilities:
Contingent Considerations related to acquisitions		271
Foreign exchange contracts
Liabilities presented at fair value	300	512
Total liabilities	$ 300	$ 783